UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-8104

                                Alpha Select Fund
               (Exact name of registrant as specified in charter)
                                    --------


                         1205 Westlakes Drive Suite 100
                                Berwyn, PA 19312
               (Address of principal executive offices) (Zip code)

                               Alpha Select Funds
                                 P.O. Box 219520
                           Kansas City, MO 64105-9520
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-888-BI-ALPHA

                   Date of fiscal year end: September 30, 2003

                  Date of reporting period: September 30, 2003

Item 1.    Reports to Stockholders.

                                                                          ANNUAL
                                                                          REPORT
                                                              SEPTEMBER 30, 2003


                        ALPHA SELECT FUNDS [LOGO OMITTED]
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                            Target Select Equity Fund
--------------------------------------------------------------------------------



CONTENTS
--------------------------------------------------------------------------------

2    Total Returns and Fund Investment Objective
5    Statement of Net Assets
9    Statement of Operations
10   Statement of Changes in Net Assets
11   Financial Highlights
12   Notes to Financial Statements
16   Report of Independent Auditors
17   Notice to Shareholders
18   Trustees and Officers of Trust

ALPHA SELECT FUNDS
--------------------------------------------------------------------------------

     The Alpha Select Funds offer the Target Select Equity Fund (the "Fund"), a non-diversified mutual fund for individual and institutional investors with three separate classes of shares: Class A, Class C, and Class I. The Class I Shares are the only active class of shares as of September 30, 2003. The minimum initial investment in the Class A and Class C Shares is $1,000 ($500 for retirement plans), and the minimum initial investment in Class I Shares is $2,500. The minimum amount for subsequent investments is $50 for Class A, Class C, and Class I Shares. The Fund reserves the right to waive the minimum initial investment, and may do so for financial intermediaries who purchase shares through a brokerage firm or a mutual fund marketplace.
     CONCENTRATED CAPITAL MANAGEMENT, LP ("CCM"), located in King of Prussia, Pennsylvania, was formed on May 19, 2000, and serves as the Adviser to the Fund.
     CCM has appointed TURNER INVESTMENT PARTNERS, INC. as sub-adviser to the Target Select Equity Fund.
     TURNER INVESTMENT PARTNERS, INC. is based in Berwyn, Pennsylvania. The firm, founded in 1990, invests in equity, fixed-income, and balanced portfolios on behalf of individuals and institutions. As of September 30, 2003, Turner had over $10.7 billion in client assets under management.
     Turner employs a quantitative investment model in its management of the Fund. The model builds a portfolio of the best-ranked companies that is sector neutral to the Russell 3000 Index, over-weighting Large/Small companies and Growth/Value companies based on the forecast of Turners' asset allocation models.

SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

     The Alpha Select Funds' shareholders receive annual and semiannual reports and quarterly account statements. Shareholders who have questions about their accounts may call a toll-free telephone number, 1-866-BI-ALPHA. Or they may write to Alpha Select Funds, P.O. Box 219520, Kansas City, Missouri 64105-9520.


TARGET SELECT EQUITY FUND

                                                    CALENDAR           ONE-            THREE-           FIVE-        ANNUALIZED
TOTAL RETURNS*                                    YEAR TO DATE         YEAR             YEAR             YEAR         INCEPTION
YEAR ENDING SEPTEMBER 30, 2003                       RETURN           RETURN           RETURN           RETURN        TO DATE**
------------------------------------------------------------------------------------------------------------------------------------
TARGET SELECT EQUITY FUND                             17.97%          23.82%          (30.77)%          0.83%            1.33%
Russell 3000 Index                                    16.57           25.92            (9.68)           1.93             2.06
S&P 500 Index                                         14.72           24.39           (10.13)           1.00             1.89
Lipper Multi-Cap Growth Funds
   Classification                                     16.46           23.86            (8.01)           4.11             1.85




*Past performance cannot guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

**The inception date for the Target Select Equity Fund is December 31, 1997.



FUND INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

     The TARGET SELECT EQUITY FUND seeks long-term capital appreciation. It invests primarily (at least 80% of its net assets) in U.S. and foreign common stocks and other equity securities of companies without regard to their market capitalization. This is a non-fundamental investment policy that can be changed by the Fund up to 60 days prior notice to shareholders. The Fund may invest in securities of companies operating in a broad range of industries located in the U.S. and overseas.
     The Fund employs a multi-manager approach to take advantage of the best investment ideas of a number of sub-advisers, each with its own investment approach. Under a multi-manager approach, each sub-adviser manages a portion of the Fund's assets, under the general supervision of the Fund's investment adviser (such sub-advisers and investment adviser together, the "Advisers"). Here, each sub-adviser selects a relatively small number of securities, as few as 10, for its portion of the Fund's assets. Such a focused security-selection process permits each sub-adviser to act on only the investment ideas that it thinks have the greatest return potential.
     The Fund's investment adviser, Concentrated Capital Management, LP ("CCM") ensures that the sub-advisers comply with the Fund's investment policies and guidelines. CCM will also recommend the appointment of additional or replacement sub-advisers to the Board of Trustees (the "Board").
     Currently CCM employs and oversees one sub-adviser, Turner Investment Partners, Inc., an affiliate of CCM, which currently manages 100% of the Fund's total assets.

TARGET SELECT EQUITY FUND


FISCAL YEAR IN REVIEW
     During the twelve months ended September 30, 2003, the stock market has experienced a significant rally, but along with that rally, significant volatility. Stocks benefited from widespread improvement in economic outlook. Better corporate earnings, anticipation of increases in business spending and stabilization of demand have all driven stock prices higher. In addition, the Federal Reserve has maintained a low interest rate environment and recent tax bills have given relief to some consumers, which also contributed to the increasingly positive economic outlook. During the last twelve months, market volatility has remained high, sparked by lingering investor concerns over the economy, the progress of the war in Iraq and other geopolitical issues.

FUND PERFORMANCE
     During the fiscal year ended September 30, 2003, the Target Select Equity Fund delivered a total return of 23.82%. This compares with a total return of 25.92% for the Fund's benchmark, the Russell 3000 Index.
     Contributing the most to performance for the period were the Fund's holdings in the technology sector, which constituted approximately 13% of the Fund on average. Specifically, exposure to companies in the computer peripherals industry, including Western Digital Corporation and Storage Technology Corporation, benefited the Fund. Selected holdings in the healthcare sector also were good relative performers.
     The Fund's holdings in the producer durables sector detracted the most from performance for the year. Specifically, companies such as Boeing and General Dynamics Corporation in the aerospace and defense industry delivered weak relative results. While several companies that the Fund owned, including Best Buy and Cendant Corporation, were strong performers within the consumer discretionary sector, our overall exposure to that sector detracted from results for the year due to weak results from many of the other holdings.

FUND STRUCTURE & MANAGEMENT
     A team of portfolio managers from Turner Investment Partners manages the Fund. David Kovacs, Senior Portfolio Manager, serves as lead manager of this team. The managers employ a multi-style, all capitalization approach, with the ability to overweight the style or capitalization believed by management to provide the best opportunity for strong performance and price appreciation. The management team uses quantitative modeling to assist with asset allocation and security selection decisions. They also review the fundamentals of each company within the portfolio to ensure that recent events or news relating to the company that cannot be identified by the quantitative model are considered and their potential impact on stock performance is evaluated. This approach has allowed the Fund to retain a well-diversified approach, with portfolio holdings from a variety of distinct segments of the market.

OUTLOOK
     Our outlook for stocks remains positive. Fund management believes the economy, particularly consumer sentiment and corporate spending levels, will continue to be a key factor impacting stock market performance. We have identified several drivers that could spark economic growth well into 2004, including a strengthening advertising environment, an expected rebound in corporate information technology spending and the improving outlook for employment.
     Because stocks have rallied significantly already this year, we also believe that the market may be more selective in rewarding companies going forward. We believe that quality companies that can take advantage of operating leverage and remain flexible in a changing environment are likely to benefit.

TARGET SELECT EQUITY FUND

GROWTH OF A $10,000 INVESTMENT IN THE TARGET SELECT EQUITY FUND:
DECEMBER 31, 1997-SEPTEMBER 30, 2003 *

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]


                   ALPHA SELECT TARGET SELECT EQUITY FUND             S&P 500 COMPOSITE INDEX              RUSSELL 3000 INDEX
12/31/97                          $10000                                      $10000                             $10000
SEP 98                             10350                                       10601                              10222
SEP 99                             18634                                       13548                              12912
SEP 00                             32507                                       15347                              15261
SEP 01                             13770                                       11262                              11002
SEP 02                              8712                                        8954                               8931
SEP 03                             10788                                       11138                              11246


                            Annualized total returns
--------------------------------------------------------------------------------

              PAST             PAST            PAST             SINCE
            ONE YEAR        THREE YEARS     FIVE YEARS        INCEPTION
             23.82%           -30.77%          0.83%            1.33%

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares. The inception date of the Target Select Equity Fund is December 31, 1997.

STATEMENT OF NET ASSETS             ALPHA SELECT FUNDS
September 30, 2003


TARGET SELECT                                   Market
EQUITY FUND                           Shares     Value
------------------------------------------------------

COMMON STOCKS--96.5%

ADVERTISING & RELATED SERVICES--0.7%
   AOL Time Warner*                     260   $  3,929
                                              --------
AEROSPACE PRODUCT & PARTS MANUFACTURING--0.8%
   Northrop Grumman                      50      4,311
                                              --------
ALUMINUM PRODUCTION & PROCESSING--0.4%
   Alcoa                                 90      2,354
                                              --------
AUTOMOBILE DEALERS--0.8%
   Sonic Automotive                     180      4,331
                                              --------
BAKERIES & TORTILLA MANUFACTURING--0.8%
   Sara Lee                             250      4,590
                                              --------
BASIC CHEMICAL MANUFACTURING--0.7%
   EI du Pont de Nemours                 90      3,601
                                              --------
BEVERAGE MANUFACTURING--2.2%
   Anheuser-Busch                        90      4,440
   Coca-Cola                            180      7,733
                                              --------
                                                12,173
                                              --------
BUILDING MATERIAL & SUPPLIES DEALERS--0.6%
   Home Depot                           110      3,503
                                              --------
CABLE NETWORKS & PROGRAM DISTRIBUTION--1.6%
   Comcast, Cl A*                       150      4,632
   COX Communications*                  130      4,111
                                              --------
                                                 8,743
                                              --------
COMMERCIAL & SERVICE INDUSTRY
   MACHINERY MANUFACTURING--0.5%
   3M                                    40      2,763
                                              --------
COMMUNICATIONS EQUIPMENT MANUFACTURING--1.2%
   Trimble Navigation*                  280      6,482
                                              --------


                                                Market
                                    Shares       Value
------------------------------------------------------

COMPUTER & PERIPHERAL EQUIPMENT
   MANUFACTURING--4.1%
   EMC*                                 310   $  3,915
   Hewlett-Packard                      280      5,421
   International Business Machines       90      7,950
   Western Digital*                     370      4,769
                                              --------
                                                22,055
                                              --------
COMPUTER SYSTEMS DESIGN & RELATED
   SERVICES--0.8%
   GTECH Holdings                       100      4,285
                                              --------
CONSUMER GOODS RENTAL--0.7%
   Hollywood Entertainment*             230      3,910
                                              --------
COURIERS--0.6%
   United Parcel Service, Cl B           50      3,190
                                              --------
DATA PROCESSING SERVICES--5.3%
   CSG Systems International*           260      3,840
   First Data                           300     11,988
   NDCHealth                            280      5,866
   Sybase*                              420      7,144
                                              --------
                                                28,838
                                              --------
DEPARTMENT STORES--2.6%
   Wal-Mart Stores                      250     13,963
                                              --------
DEPOSITORY CREDIT INTERMEDIATION--7.9%
   Bank of America                       80      6,243
   BankAtlantic Bancorp, Cl A           470      6,697
   Citigroup                            270     12,288
   FirstFed Financial*                  110      4,345
   Netbank                              600      7,470
   Wells Fargo                          110      5,665
                                              --------
                                                42,708
                                              --------
ELECTRIC LIGHTING EQUIPMENT MANUFACTURING--1.3%
   Acuity Brands                        400      7,224
                                              --------

STATEMENT OF NET ASSETS             ALPHA SELECT FUNDS
September 30, 2003


TARGET SELECT                                   Market
EQUITY FUND (Continued)               Shares     Value
------------------------------------------------------

ELECTRIC POWER GENERATION, TRANSMISSION &
   DISTRIBUTION--1.2%
   Southern                             230   $  6,744
                                              --------
ELECTRICAL EQUIPMENT MANUFACTURING--2.9%
   General Electric                     530     15,799
                                              --------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--0.6%
   Amazon.com*                           70      3,385
                                              --------
ELECTRONICS & APPLIANCE STORES--1.2%
   IKON Office Solutions                910      6,652
                                              --------
GROCERY STORES--0.6%
   7-Eleven*                            230      3,158
                                              --------
HEALTH & PERSONAL CARE STORES--0.4%
   NBTY*                                100      2,335
                                              --------
INDUSTRIAL MACHINERY MANUFACTURING--1.5%
   Applied Materials*                   440      7,982
                                              --------
INSURANCE CARRIERS--2.7%
   American International Group         130      7,501
   Amerigroup*                          160      7,141
                                              --------
                                                14,642
                                              --------
MOTOR VEHICLE PARTS MANUFACTURING--0.7%
   ArvinMeritor                         200      3,562
                                              --------
NATURAL GAS DISTRIBUTION--1.8%
   AGL Resources                        230      6,479
   UGI                                  110      3,182
                                              --------
                                                 9,661
                                              --------
NAVIGATIONAL/MEASURING/MEDICAL/
   CONTROL INSTRUMENTS MANUFACTURING--4.3%
   Analogic                             110      5,280
   Guidant                              180      8,433
   Lockheed Martin                       80      3,692
   Medtronic                            130      6,100
                                              --------
                                                23,505
                                              --------


                                                Market
                                    Shares       Value
------------------------------------------------------

NONDEPOSITORY CREDIT INTERMEDIATION--3.2%
   American Express                     100   $  4,506
   Fannie Mae                            90      6,318
   WFS Financial*                       170      6,295
                                              --------
                                                17,119
                                              --------
OFFICE SUPPLIES, STATIONERY & GIFT STORES--1.2%
   School Specialty*                    240      6,770
                                              --------
OIL & GAS EXTRACTION--0.8%
   St. Mary Land & Exploration          180      4,558
                                              --------
OTHER INVESTMENT POOLS & FUNDS--1.5%
   Kilroy Realty                        280      7,994
                                              --------
OTHER TRANSPORTATION EQUIPMENT
   MANUFACTURING--1.5%
   Harley-Davidson                       60      2,892
   United Defense Industries*           180      5,110
                                              --------
                                                 8,002
                                              --------
OUTPATIENT CARE CENTERS--1.8%
   Select Medical*                      340      9,792
                                              --------
PETROLEUM & COAL PRODUCTS MANUFACTURING--4.0%
   ChevronTexaco                         70      5,002
   ConocoPhillips                        60      3,285
   Exxon Mobil                          360     13,176
                                              --------
                                                21,463
                                              --------
PHARMACEUTICAL & MEDICINE MANUFACTURING--7.4%
   Abbott Laboratories                  170      7,233
   Amgen*                                80      5,166
   Johnson & Johnson                    150      7,428
   Merck 130                          6,581
   Pfizer                               450     13,671
                                              --------
                                                40,079
                                              --------
PRINTING & RELATED SUPPORT ACTIVITIES--0.8%
   Harland (John H.)                    160      4,235
                                              --------
PROFESSIONAL & COMMERCIAL EQUIPMENT &
   SUPPLY WHOLESALE--1.6%
   Owens & Minor                        350      8,435
                                              --------

STATEMENT OF NET ASSETS             ALPHA SELECT FUNDS
September 30, 2003


TARGET SELECT                                   Market
EQUITY FUND (Continued)               Shares     Value
------------------------------------------------------

PULP, PAPER & PAPERBOARD MILLS--0.5%
   International Paper                   70   $  2,731
                                              --------
RADIO & TELEVISION BROADCASTING--2.3%
   Fox Entertainment Group, Cl A*       310      8,677
   Viacom, Cl B                         100      3,830
                                              --------
                                                12,507
                                              --------
SECURITY & COMMODITY CONTRACTS
   INTERMEDIATION & BROKERAGE--4.4%
   JP Morgan Chase                      331     11,363
   Merrill Lynch                        180      9,635
   Morgan Stanley                        60      3,028
                                              --------
                                                24,026
                                              --------
SEMICONDUCTOR & OTHER ELECTRONIC
   COMPONENT MANUFACTURING--3.5%
   Benchmark Electronics*                90      3,804
   Intel                                350      9,629
   Micron Technology*                   400      5,368
                                              --------
                                                18,801
                                              --------
SHOE STORES--0.7%
   Brown Shoe                           120      3,804
                                              --------
SOAP, CLEANERS & TOILET PREPARATION
   MANUFACTURING--1.8%
   Dial                                 140      3,016
   Procter & Gamble                      70      6,497
                                              --------
                                                 9,513
                                              --------
SOFTWARE PUBLISHERS--3.4%
   Computer Associates International    200      5,222
   Microsoft                            480     13,339
                                              --------
                                                18,561
                                              --------
TELECOMMUNICATIONS--3.2%
   AT&T Wireless Services*              810      6,626
   Verizon Communications               330     10,705
                                              --------
                                                17,331
                                              --------


                                  Shares/Face   Market
                                    Amount       Value
------------------------------------------------------
TOBACCO MANUFACTURING--0.9%
   Altria Group                         110   $  4,818
                                              --------
TRAVELER ACCOMMODATION--0.5%
   Ameristar Casinos*                   110      2,754
                                              --------
TOTAL COMMON STOCKS
   (Cost $523,652)                             523,671
                                              --------
WARRANTS--0.0%
   Dime Bancorp* (A)                    300         48
   MicroStrategy, Expires 06/24/07*       3          1
                                              --------
TOTAL WARRANTS
   (Cost $0)                                        49
                                              --------
REPURCHASE AGREEMENT -- 8.1%
   Morgan Stanley
     0.800%, dated 09/30/03, to be
     repurchased on 10/01/03,
     repurchase price $43,858
     (collateralized by U.S.
     Government obligations, total
     market value $44,800) (B)      $43,858     43,858
                                              --------
TOTAL REPURCHASE AGREEMENT
   (Cost $43,858)                               43,858
                                              --------
TOTAL INVESTMENTS --  104.6%
   (Cost $567,510)                             567,578
                                              --------
OTHER ASSETS AND LIABILITIES-- (4.6%)
   Receivable from Investment Advisor           10,047
   Administrator Fees Payable                      (62)
   Other Assets and Liabilities, net           (35,033)
                                              --------
TOTAL OTHER ASSETS AND LIABILITIES             (25,048)
                                              --------
TOTAL NET ASSETS--100.0%                    $  542,530
                                            ==========

     The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS             ALPHA SELECT FUNDS
September 30, 2003


TARGET SELECT
EQUITY FUND (Concluded)                          Value
------------------------------------------------------

NET ASSETS:
   Portfolio Capital
     (unlimited authorization - no par value)
     based on 108,658 outstanding shares
     of beneficial interest                 $2,527,872
   Undistributed net investment income           4,329
   Accumulated net realized loss
     on investments                         (1,989,787)
   Net realized gain on foreign currency
     transactions                                   48
   Net unrealized appreciation on
      investments                                   68
                                            ----------
TOTAL NET ASSETS-- 100%                     $  542,530
                                            ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                               $4.99
                                                 =====

(A)THIS WARRANT REPRESENTS A POTENTIAL DISTRIBUTION SETTLEMENT IN A LEGAL CLAIM AND DOES NOT HAVE A STRIKE PRICE OR AN EXPIRATION DATE.
(B) TRI-PARTY REPURCHASE AGREEMENT
* NON-INCOME PRODUCING SECURITY
CL -- CLASS

     The accompanying notes are an integral part of the financial statements.


STATEMENT OF OPERATIONS                                       ALPHA SELECT FUNDS
For the Year Ended September 30, 2003

                                                                                                   TARGET SELECT
                                                                                                    EQUITY FUND
----------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend..................................................................................      $   5,742
   Interest .................................................................................            174
   Security Lending .........................................................................            829
   Less: Foreign Taxes Withheld .............................................................           (201)
----------------------------------------------------------------------------------------------------------------
     Total Investment Income.................................................................          6,544
----------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees..................................................................         10,857
   Administrator Fees .......................................................................            630
   Transfer Agent Fees ......................................................................         48,762
   Professional Fees.........................................................................         39,654
   Registration Fees.........................................................................         19,600
   Trustee Fees .............................................................................         18,190
   Custodian Fees ...........................................................................         14,740
   Printing Fees ............................................................................          9,252
   Insurance and Other Fees .................................................................          1,107
----------------------------------------------------------------------------------------------------------------
        Total Expenses ......................................................................        162,792
        Less: Investment Advisory Fee Waiver.................................................        (10,857)
             Reimbursements by Adviser.......................................................       (149,694)
             Directed Brokerage..............................................................            (88)
----------------------------------------------------------------------------------------------------------------
     Net Expenses  ..........................................................................          2,153
----------------------------------------------------------------------------------------------------------------
        Net Investment Income................................................................          4,391
----------------------------------------------------------------------------------------------------------------
   Net Realized Gain From Securities Sold....................................................         76,763
   Net Realized Gain on Foreign Currency Transactions .......................................             48
   Net Change in Unrealized Appreciation of Investment Securities............................          9,346
   Net Change in Unrealized Depreciation on Foreign Currency and
     Translation of Other Assets and Liablilities in Foreign Currency........................            (24)
----------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain on Investments...........................................         86,133
----------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting From Operations......................................       $ 90,524
----------------------------------------------------------------------------------------------------------------


     The accompanying notes are an integral part of the financial statements.


STATEMENT OF CHANGES IN NET ASSETS                            ALPHA SELECT FUNDS
For the Years Ended September 30,

                                                                                         TARGET SELECT
                                                                                          EQUITY FUND
                                                                                   ------------------------
                                                                                     2003            2002
-----------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income (Loss)........................................            $ 4,391   $      (5,687)
   Net Realized Gain (Loss) From Securities Sold.......................             76,763        (347,147)
   Net Realized Gain on Foreign Currency Transactions..................                 48             306
   Net Change in Unrealized Appreciation of Investment Securities......              9,346         290,268
   Net Change in Unrealized Appreciation (Depreciation) of Foreign
     Currency and Translation of Other Assets and Liabilities in
     Foreign Currency..................................................                (24)              7
-----------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets Resulting
         From Operations...............................................             90,524         (62,253)
-----------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds From Shares Issued.........................................            232,684          96,300
   Cost of Shares Redeemed.............................................            (73,239)     (1,500,025)
-----------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets From
          Capital Share Transactions...................................            159,445      (1,403,725)
-----------------------------------------------------------------------------------------------------------
     Total Increase (Decrease) in Net Assets...........................            249,969      (1,465,978)
-----------------------------------------------------------------------------------------------------------
Net Assets:
     Beginning of Year.................................................            292,561       1,758,539
-----------------------------------------------------------------------------------------------------------
     End of Year ......................................................           $542,530    $    292,561
===========================================================================================================
Shares Issued and Redeemed:
   Issued..............................................................             51,360          14,359
   Redeemed............................................................            (15,282)       (217,786)
-----------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Capital Shares...........................             36,078        (203,427)
-----------------------------------------------------------------------------------------------------------



     The accompanying notes are an integral part of the financial statements.



FINANCIAL HIGHLIGHTS                                          ALPHA SELECT FUNDS
For a Share Outstanding Throughout Each Period




           Net                                                                   Net                          Net
          Asset        Net      Realized and   Distributions   Distributions    Asset                       Assets
          Value    Investment    Unrealized       from Net         from         Value                         End
        Beginning    Income     Gains (Losses)   Investment      Capital         End          Total        of Period
        of Period    (Loss)    on Investments      Income          Gains      of Period       Return+        (000)
        ---------  ----------  --------------- -------------   -------------  ---------      ---------     ---------
-------------------------
TARGET SELECT EQUITY FUND
-------------------------

2003     $ 4.03       $0.05      $  0.91           $  --          $   --     $  4.99          23.82%        $   543
2002       6.37       (0.09)       (2.25)             --              --        4.03         (36.73)            293
2001(2)   21.84       (0.02)      (10.32)             --           (5.13)       6.37         (57.64)          1,759
2000      17.17       (0.06)       10.74              --           (6.01)      21.84          74.45           4,506
1999      10.34       (0.07)        7.80              --           (0.90)      17.17          80.04           1,839





FINANCIAL HIGHLIGHTS                                          ALPHA SELECT FUNDS
For a Share Outstanding Throughout Each Period


                                        Ratio
                                        of Net
                           Ratio      Investment
            Ratio of     of Total       Income
          Net Expenses   Expenses       (Loss)       Portfolio
           to Average   to Average    to Average     Turnover
          Net Assets++  Net Assets    Net Assets       Rate
          ------------  ----------    ----------     ---------
-------------------------
TARGET SELECT EQUITY FUND
-------------------------

2003         0.49%(1)      37.26%        1.02%         837.39%
2002         1.10          26.94        (0.80)         984.03
2001(2)      1.23(3)       10.29        (0.26)         681.78
2000         1.30           6.06        (0.55)       1,081.55
1999         1.30          10.19        (0.56)       1,279.40


 + Returns are for the period indicated and have not been annualized.
++ Inclusive of directed brokerage arrangements, waivers and reimbursements.
(1) Effective May 20, 2003 the maximum expense cap changed from 1.22% to 1.50%.
(2) On October 19, 2000 shareholders of the TIP Target Select Equity Fund (the "Fund") approved a tax-free reorganization under which all assets and liabilities of the Fund were transferred to the Alpha Select Funds Target Select Equity Fund. In connection with the reorganization, shareholders approved a change in the adviser from Turner Investment Partners, Inc. to Concentrated Capital Management, LP.
(3) On November 1, 2000 the maximum expense cap changed from 1.30% to 1.22%.

Amounts designated as "--" are either $0 or have been rounded to $0.


     The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                                 ALPHA SELECT FUNDS
September 30, 2003


1.  ORGANIZATION:

ALPHA SELECT FUNDS (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with one portfolio, the Target Select Equity Fund (the "Fund"). The Fund is registered to offer three separate classes of shares: Class A Shares, Class C Shares and Class I Shares. The Class I Shares are the only active class of shares as of September 30, 2003. The Fund is non-diversified, and may therefore be invested in equity securities of a limited number of issuers. The Fund's prospectus provides a description of the Fund's investment objectives, policies, and strategies.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Securities listed on a foreign exchange are valued based on quotations from the primary market in which they are traded. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term obligations with maturities of sixty days or less are valued at amortized cost which approximates market value. Subject to the foregoing, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

     SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars on the following basis: (I) market value of investment securities, other assets and liabilities at the current rate of exchange; and (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective date of such transaction.

     For foreign equity securities, the Fund does not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

     The Fund reports certain foreign currency related transactions as components of realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

NOTES TO FINANCIAL STATEMENTS (Continued)                     ALPHA SELECT FUNDS
September 30, 2003

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is not less than 102%. In the event of default of the counterparty and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders annually. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

3.   TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of Turner Investment Partners, Inc. (the Sub-Adviser and Administrator) and SEI Investments Global Funds Services (the Sub-Administrator) and/or SEI Investments Distribution Co. Such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

The Fund effects trades through Turner Investment Distributors, Inc. (the "Distributor") for security purchases and sales transactions. Commissions paid through those trades for the Fund for the year ended September 30, 2003, were $10,114.

4.  ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

Turner Investment Partners, Inc. ("Turner") provides administrative services to the Fund under an Administration Agreement with the Trust. For its services, Turner receives an annual fee of 0.15% of the aggregate average daily net assets of the Trust up to $2 billion, and 0.12% on such assets in excess of $2 billion (subject to applicable waivers). Under a separate Sub-Administration Agreement between Turner and the Sub-Administrator, the Sub-Administrator provides accounting and other administrative services to the Fund. For the year ended September 30, 2003, the Sub-Administrator was paid $334 by Turner.

The Distributor, a broker dealer subsidiary of Turner, provides distribution services and shareholder servicing to the Fund under separate Distribution and shareholder servicing agreements.

DST Systems, Inc. serves as the Transfer Agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund reimburses Turner for amounts paid to third parties that provide sub-transfer agency and other administrative services to the Fund.

The Fund has directed certain portfolio trades to brokers who paid a portion of its expenses (Directed Brokerage). For the year ended September 30, 2003, the Fund's expenses were reduced by $88 under this arrangement. The effect on the Fund's expense ratio as a percentage of the average net assets of the Fund on an annualized basis for the yearended September 30, 2003 was 0.02%.

5.   INVESTMENT ADVISORY AGREEMENT:

The Trust and Concentrated Capital Management, LP (the "Adviser") are parties to an Investment Advisory Agreement dated May 23, 2000, under which the Adviser receives an annual fee base equal to 1.0625% of the average daily net assets of the Fund. The Fund has one Sub-Adviser, Turner Investment Partners, Inc. (the Sub-Adviser). For its services, the Sub-Adviser is entitled to receive a fee payable by the Adviser. The Adviser has contractually agreed to waive all or a portion of its fees and to reimburse expenses of the Fund in order to limit its total operating expenses (as a percentage of average daily net assets on an

NOTES TO FINANCIAL STATEMENTS (Continued)                     ALPHA SELECT FUNDS
September 30, 2003

annualized basis) to not more than 1.50% and to voluntarily keep the Fund's "other expenses" (as a percentage of average daily net assets on an annualized basis) from exceeding 0.1575%.

The Advisory fee is comprised of a base fee and a performance adjustment that increases or decreases the total fee depending upon the performance of the Fund relative to the Fund's performance benchmark. The Fund's base fee is accrued daily and paid monthly, based on average net assets during the performance period. The performance period consists of the current month plus the previous 11 months.

The performance adjustment is calculated and paid monthly by comparing the Fund's performance to that of the Fund's performance benchmark (the Russell 3000 Index) over the 12-month period. The annual performance adjustment is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee. The base advisory fee, annual adjustment rate and over/under performance relative to the benchmark threshold is as follows:

      BASE               ANNUAL               OVER/
    ADVISORY           ADJUSTMENT             UNDER
       FEE                RATE             PERFORMANCE
   ----------         ------------         -----------
     1.0625%            +/-0.15%            +/-3.00%

During the year ended September 30, 2003, the Fund's Advisory Fees were adjusted in accordance with the policy described above as follows:

       BASE           PERFORMANCE             GROSS
    ADVISER FEE       ADJUSTMENT           ADVISER FEE
    -----------       -----------          -----------
      $4,777            $6,080*             $10,857*

*Includes an additional $6,872 worth of fees due to a change in the performance fee calculation. These amounts have been waived by Turner.

6.  INVESTMENT TRANSACTIONS:

The total cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended September 30, 2003, were as follows:

Purchases ...........................   $3,749,407
Sales ...............................    3,585,184

7.  FEDERAL INCOME TAXES:

The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

Accordingly, the following permanent differences have been reclassified to/from the following accounts:

   UNDISTRIBUTED NET     ACCUMULATED NET     PAID-IN-
   INVESTMENT INCOME     INVESTMENT GAIN      CAPITAL
   -----------------     ---------------     --------
          47                  (47)              --

NOTES TO FINANCIAL STATEMENTS (Concluded)                     ALPHA SELECT FUNDS
September 30, 2003

As of September 30, 2003, the components of Accumulated Losses on a tax basis for the Target Select Equity Fund were as follows:

                                          AMOUNT
                                      ------------
Capital loss carryforwards .........  $ (1,989,788)
Undistributed ordinary income ......         4,378
Unrealized appreciation ............            68
                                      ------------
Total accumulated losses ...........  $ (1,985,342)

The Fund had capital loss carryforwards at September 30, 2003 as follows:

YEAR LOSS EXPIRES                         AMOUNT
-----------------                     ------------
2011 ...............................  $    218,750
2010 ...............................     1,649,644
2009 ...............................       121,394

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

At September 30, 2003, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for the securities held by the Fund was as follows:

Federal tax cost                         $ 567,510
                                         =========
Aggregate gross unrealized appreciation  $  11,867
Aggregate gross unrealized depreciation    (11,935)
                                         ---------
Net unrealized appreciation ........     $      68
                                         =========

8. FORWARD FOREIGN CURRENCY CONTRACTS:

The Fund can enter into forward foreign currency exchange contracts as a hedge against portfolio positions and in connection with portfolio purchases and sales of securities denominated in foreign currency. Such contracts, which protect the value of the Fund's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. There were no forward foreign currency contracts outstanding at September 30, 2003.

9. LOANS OF PORTFOLIO SECURITIES:

The Fund may lend securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with the Turner Funds (an affiliate) and Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms approved by the board of trustees. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Fund is receiving an annual fee for its participation in the Lending Agreement. In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.

No securities were on loan as of September 30, 2003.

                         REPORT OF INDEPENDENT AUDITORS


To the Shareholders and Board of Trustees
Alpha Select Funds - Target Select Equity Fund

We have audited the accompanying statement of net assets of the Alpha Select Funds - Target Select Equity Fund (the "Fund") as of September 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the 5 years in the period ended September 30, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers or by appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Alpha Select Funds - Target Select Equity Fund at September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the 5 years in the period ended September 30, 2003, in conformity with accounting principles generally accepted in the United States.



/S/ERNST & YOUNG LLP



Philadelphia, Pennsylvania
November 13, 2003

                             NOTICE TO SHAREHOLDERS
                                       OF
                            TARGET SELECT EQUITY FUND
                                   (Unaudited)

For shareholders that do not have a September 30, 2003 tax year end, this notice is for informational purposes only. For shareholders with a September 30, 2003, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended September 30, 2003, the Fund is designating the following items with regard to distributions paid during the year.


                                                        LONG TERM
                                                       (20% RATE)             ORDINARY
                                                      CAPITAL GAIN             INCOME             TAX EXEMPT
             PORTFOLIO                                DISTRIBUTIONS         DISTRIBUTIONS          INTEREST
             ---------                                -------------         -------------       --------------
Target Select Equity Fund .........................         0%                   0%                    0%

                                                                              DIVIDENDS
                                                                             QUALIFYING
                                                                            FOR CORPORATE
                                                                              DIVIDENDS           QUALIFYING
                                                          TOTAL              RECEIVABLE            DIVIDENDS
             PORTFOLIO                                DISTRIBUTIONS         DEDUCTION (1)         INCOME (2)
             ---------                                -------------         -------------       --------------
Target Select Equity Fund .........................         0%                   0%                    0%


----------------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of "Ordinary Income Distributors".
(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions". It is the intention of the aforementioned fund to designate the maximum amount permitted by law.

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)




TRUSTEES

--------------------------------------------------------------------------------
ALFRED C. SALVATO
--------------------------------------------------------------------------------

ADDRESS   13 Fountain Court, Cherry Hill, NJ 08034

AGE   (45)

POSITION(S) HELD WITH FUND   Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED   Trustee since 1996

PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS   Treasurer, Thomas Jefferson
University Health Care Pension Fund since 1995, and Assistant Treasurer, 1988-1995.

NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE     1

OTHER DIRECTORSHIPS HELD    Turner Funds

--------------------------------------------------------------------------------
RONALD FILANTE
--------------------------------------------------------------------------------

ADDRESS   51 Verdun Avenue, New Rochelle, NY 10804

AGE   (58)

POSITION(S) HELD WITH FUND   Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED   Trustee since 1996

PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS    Associate Professor of
Finance, Pace University, since 1987.

NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE    1

OTHER DIRECTORSHIPS HELD   N/A

--------------------------------------------------------------------------------
STEPHEN J. KNEELEY (1)
--------------------------------------------------------------------------------

ADDRESS   1205 Westlakes Drive, Suite 100, Berwyn, PA 19312

AGE   (40)

POSITION(S) HELD WITH FUND   Trustee, President & Chief Executive Officer

TERM OF OFFICE AND LENGTH OF TIME SERVED   Trustee since 2001

PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS   TID Director, President of
Turner - Chief Executive Officer of Turner, 1990-2001.

NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE   1

OTHER DIRECTORSHIPS HELD   University of Richmond



OFFICERS

--------------------------------------------------------------------------------
JOHN H. GRADY, JR.
--------------------------------------------------------------------------------

ADDRESS   1205 Westlakes Drive, Suite 100, Berwyn, PA 19312

AGE   (42)

POSITION(S) HELD WITH FUND    Executive Vice President & Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED   Vice President & Secretary since 2001

PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS   Chief Operating Officer,
General Counsel and Chief Legal Officer of Turner since February, 2001. TID President and Chief Operating Officer since September 2001. Partner, Morgan, Lewis & Bockius LLP (October 1995-January 2001).

NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE    N/A

OTHER DIRECTORSHIPS HELD   N/A

--------------------------------------------------------------------------------
BRIAN M. FERKO
--------------------------------------------------------------------------------

ADDRESS   1205 Westlakes Drive, Suite 100, Berwyn, PA 19312

AGE   (32)

POSITION(S) HELD WITH FUND  Vice President & Assistant Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED   Vice President & Assistant Secretary
since 2000

PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS   TID Vice President, Director
of Mutual Fund Administration and Operations for the Turner Funds since 1997. Relationship Manager, SEI Investments (1995-1997).

NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD   N/A

----------
(1)Mr. Kneeley is considered to be an "interested person" of the Fund as defined in the Investment Company Act of 1940 because he is President of Turner Investment Partners, Inc.

--------------------------------------------------------------------------------
TODD B. CIPPERMAN
--------------------------------------------------------------------------------

ADDRESS   SEI Investments, One Freedom Valley Drive, Oaks, PA 19456

AGE   (36)

POSITION(S) HELD WITH FUND   Vice President and Assistant Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED    Vice President & Assistant Secretary
since 1996

PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS   Vice President and Assistant
Secretary of SEI Investments since 1995. Previously, Associate, Dewey Ballantine, 1994-1995. Associate, Winston and Strawn, 1991-1994.

NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD   N/A

--------------------------------------------------------------------------------
PETER GOLDEN
--------------------------------------------------------------------------------

ADDRESS   SEI Investments, One Freedom Valley Drive, Oaks, PA 19456

AGE   (39)

POSITION(S) HELD WITH FUND   Controller and Chief Financial Officer

TERM OF OFFICE AND LENGTH OF TIME SERVED   Controller and Chief Financial
Officer since 2001

PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS    Director of Fund Accounting
of SEI Investments since June 2001. Previously, Vice President of Fund Administration, JPMorgan Chase & Co., March 2000-April 2001; Vice President, Fund and Pension Accounting, Chase Manhattan Bank, June 1997-March 2000.

NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD   N/A

--------------------------------------------------------------------------------
LYDIA A. GAVALIS
--------------------------------------------------------------------------------

ADDRESS   SEI Investments, One Freedom Valley Drive, Oaks, PA 19456

AGE   (39)

POSITION(S) HELD WITH FUND   Vice President and Assistant Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED   Vice President and Assistant
Secretary since 1999

PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS   Vice President and Assistant
Secretary of SEI Investments since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD   N/A

--------------------------------------------------------------------------------
WILLIAM E. ZITELLI, JR.
--------------------------------------------------------------------------------

ADDRESS   SEI Investments, One Freedom Valley Drive, Oaks, PA 19456

AGE   (35)

POSITION(S) HELD WITH FUND   Vice President and Assistant Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED   Vice President and Assistant
Secretary since 2000

PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS   Vice President and Assistant
Secretary of SEI Investments since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group (1998-2000). Associate at Pepper Hamilton LP (1997-1998). Associate at Reboul, MacMurray, Hewitt, Maynard & Kristol (1994-1997).

NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD  N/A

--------------------------------------------------------------------------------
TIMOTHY D. BARTO
--------------------------------------------------------------------------------

ADDRESS   SEI Investments, One Freedom Valley Drive, Oaks, PA 19456

AGE   (35)

POSITION(S) HELD WITH FUND   Vice President and Assistant Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED   Vice President and Assistant
Secretary since 2000

PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS   Vice President and Assistant
Secretary of SEI Investments since December 1999. Associate at Dechert Price & Rhoads (1997-1999). Associate at Richter, Miller & Finn (1994-1997).

NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD   N/A

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED) (CONCLUDED)




--------------------------------------------------------------------------------
CHRISTINE M. MCCULLOUGH
--------------------------------------------------------------------------------

ADDRESS   SEI Investments, One Freedom Valley Drive, Oaks, PA 19456

AGE   (42)

POSITION(S) HELD WITH FUND   Vice President and Assistant Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED   Vice President and Assistant
Secretary since 2000

PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS   Vice President and Assistant
Secretary of SEI Investments since December 1999. Associate at White and Williams LLP (1991-1999). Associate at Montgomery, McCracken, Walker & Rhoads (1990-1991).

NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD   N/A

--------------------------------------------------------------------------------
BRIAN MCNALLY
--------------------------------------------------------------------------------

ADDRESS   1205 Westlakes Drive, Suite 100, Berwyn, PA 19312

AGE   (45)

POSITION(S) HELD WITH FUND  Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED   Vice President since 2002

PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS   Deputy Counsel for Turner
since October 2002. Previously, Assistant General Counsel with Bank of America (September 1997-July 2002).

NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD   N/A

--------------------------------------------------------------------------------
JOHN CANNING
--------------------------------------------------------------------------------

ADDRESS   1205 Westlakes Drive, Suite 100, Berwyn, PA 19312

AGE   (32)
POSITION(S) HELD WITH FUND  Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED   Vice President since 2002

PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS   Assistant Director of Mutual
Fund Administration and Operations since 2000. Previously, Implementations Analyst with SEI Investments (December 1998-December 2000). Transfer Agent Manager with Pilgrim Baxter and Associates (February 1998-December 1998). Account Director with SEI Investments (July 1993-February 1998).

NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD   N/A

--------------------------------------------------------------------------------
ANTOINETTE ROBBINS
--------------------------------------------------------------------------------

ADDRESS   1205 Westlakes Drive, Suite 100, Berwyn, PA 19312

AGE   (40)

POSITION(S) HELD WITH FUND  Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED   Vice President since 2002

PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS   Director of Compliance for
Turner since 2002. Previously, Senior Gift Planning Officer with American Civil Liberties Union (May 2001-August 2001). Assistant Vice President, Counsel with Equitable Financial Consultants, Inc. (March 1996-March 2001).

NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD   N/A

                                      Notes

                                      Notes

                                  [BLANK PAGE]

TRUST
Alpha Select Funds
P.O. Box 219520
Kansas City, MO 64105-9520

INVESTMENT ADVISER
Concentrated Capital Management, LP

SUB-ADVISER
Turner Investment Partners, Inc.

DISTRIBUTOR
Turner Investment Distributors, Inc.

ADMINISTRATOR
Turner Investment Partners, Inc.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT AUDITORS
Ernst & Young LLP



To open an account, receive account information, make inquiries, or request literature:
1-888-BI-ALPHA




THIS REPORT WAS PREPARED FOR SHAREHOLDERS OF THE ALPHA SELECT TARGET SELECT EQUITY FUND. IT MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH CONTAINS DETAILED INFORMATION.


ALP-AR-001-0300

Item 2.    Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer.

Item 3.    Audit Committee Financial Expert.

The Board of Trustees of the Turner Funds has determined that the Board's Audit Committee does not have an "audit committee financial expert," as the Securities and Exchange Commission has defined that term. After carefully considering all of the factors involved in the definition of "audit committee financial expert," the Board determined that none of the members of the audit committee met all five qualifications in the definition, although some members of the Audit Committees met some of the qualifications. The Board also determined that while the Audit Committee members have general financial expertise, given the size and types of the Turner Funds and in light of the nature of the accounting and valuation issues they have presented over the past several years, it did not appear that the Audit Committee members lacked any necessary skill to serve on the Audit Committee.

Item 4.    Principal Accountant Fees and Services.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    (Reserved)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.    (Reserved)

Item 9.    Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 10.  Exhibits.

(a)(1)     Not applicable.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Alpha Select Funds


By (Signature and Title)*                 /s/ Stephen J. Kneeley
                                          -------------------------------------
                                          Stephen J. Kneeley, President and CEO

Date 11/20/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ Stephen J. Kneeley
                                          -------------------------------------
                                          Stephen J. Kneeley, President and CEO

Date 11/20/03


By (Signature and Title)*                 /s/ Peter J. Golden
                                          -------------------------------------
                                          Peter J. Golden, Controller and CAO

Date 11/20/03
* Print the name and title of each signing officer under his or her signature.